FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                               SECTION 13(f) OF
            THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                           Washington, D.C. 20549

           Report for the Calendar Year or Quarter Ended June 30, 1999


                (Please read instructions before preparing form)
                        If amended report check here:


Name of Institutional Investment Manager:
Jefferson-Pilot Corporation

Business Address:
100 North Greene Street         Greensboro       NC         27401
Street                             City        State         Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
Robert A. Reed, Vice President, Secretary and
    Associate General Counsel                                   336.691.3375

ATTENTION:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greensboro and State of North Carolina on the 10th day of August, 1999.

                                   Jefferson-Pilot Corporation
                                   (Name of Institutional Investment Manager)


                                   /s/ Robert A. Reed
                                   (Manual Signature of Person Duly Authorized
                                             to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                        13F File No.:
1. Jefferson-Pilot Life Insurance Company
2.
3.
4.


                                                                                (SEC USE ONLY)

                                                             Name of Reporting Manager Jefferson-Pilot Corporation
                                                                              As of June 30, 1999

                                                                                         Item 6                        Item 8
                                                                                  Investment Discretion            Voting Authority
                                                                                                                       (Shares)
                                                                       Item 5          (b) Shared         Item 7
                              Item 2    Item 3         Item 4        Shares or         As Defined        Managers
Item 1                        Title     Cusip      Fair Market       Principal   (a)   in Instr. v  (c)    See      (a)  (b)    (c)
Name of Issuer               of Class   Number         Value          Amount    Sole     Other     Shared Instr. v  Sole Shared None
Airgas Inc                    Common  009363102        850,873       69,459                  X              1        All
Alcatel Alsthom Sponsored     Common  013904305        231,256        8,150                  X              1        All
Allegheny Energy Inc          Common  017361106     10,471,775      326,600                  X              1        All
Alltell                       Common  020039103      4,940,936       69,104                  X              1        All
Ameren Corporation            Common  023608102      2,934,805       76,477                  X              1        All
American Electric Power Co    Common  025537101        939,075       25,000                  X              1        All
Bank of America Corp          Common  060505104    609,706,172    8,316,481                  X              1        All
Bellsouth Corp                Common  079860102     22,287,600      483,200                  X              1        All
Bristol-Myers Squibb Co       Common  110122108      8,452,560      120,000                  X              1        All
CIGNA Corp                    Common  125509109      1,468,500       16,500                  X              1        All
Chevron Corp                  Common  166751107      4,753,150       50,000                  X              1        All
Duke Energy Corp              Common  264399106     11,479,450      210,872                  X              1        All
Echelon International         Common  278747100         87,486        3,910                  X              1        All
Exxon Corp                    Common  302290101      7,712,500      100,000                  X              1        All
FPL Group Inc                 Common  302571104     10,254,314      187,722                  X              1        All
First Union Corp              Common  337358105     32,605,363      691,891                  X              1        All
Fort James Corp               Common  347471104        101,316        2,675                  X              1        All
GTE Corporation               Common  362320103     30,505,473      404,046                  X              1        All
Kansas City Pwr & Lgt         Common  485134100        489,600       19,200                  X              1        All
Keyspan Energy                Common  49337K106      2,321,000       88,000                  X              1        All
Kimberly Clark Corp           Common  494368103      3,705,000       65,000                  X              1        All
L G & E Energy Corp           Common  501917108     16,824,276      801,156                  X              1        All
Lincoln National Corp         Common  534187109     12,555,120      240,000                  X              1        All
Lucent Technologies Inc       Common  549463107        243,856        3,616                  X              1        All
Merck & Company Inc           Common  589331107      4,932,875       67,000                  X              1        All
Mobil Corporation             Common  607059102     11,924,853      120,758                  X              1        All
Piedmont Nat Gas              Common  720186105      7,883,247      253,277                  X              1        All
Potomac Electric Power Co     Common  737679100      7,215,018      245,092                  X              1        All
Public Svc Co NC              Common  744516105      4,085,201      139,665                  X              1        All
SBC Communications Inc        Common  78387G103     40,252,000      694,000                  X              1        All
Scana Corp                    Common  805898103      8,256,565      353,222                  X              1        All
Southern Company              Common  842587107      8,485,300      320,200                  X              1        All
Sprint Corp                   Common  852061100     19,873,516      374,972                  X              1        All
Suntrust Banks                Common  867914103     11,618,644      167,324                  X              1        All
Texas Utilities Co            Common  882848104      2,486,280       60,000                  X              1        All
Time Warner                   Common  887315109     15,520,834      213,712                  X              1        All
WPS Resources                 Common  92931B106        330,000       11,000                  X              1        All
Wachovia Corp                 Common  929771103      5,289,162       61,816                  X              1        All
Warner Lambert Company        Common  934488107      9,055,375      131,000                  X              1        All
Wisconsin Energy Corp         Common  976657106      6,854,605      273,495                  X              1        All

Common Stock Total                                $959,984,931   15,865,592



National Australia Bank    Preferred  632525309      3,645,000      120,000                  X              1        All


Preferred Stock Total                               $3,645,000      120,000


GRAND TOTAL                                       $963,629,931   15,985,592

                                   FORM 13F

    INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                               SECTION 13(f) OF
          THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                            Washington, D.C. 20549

         Report for the Calendar Year or Quarter Ended June 30, 1999

               (Please read instructions before preparing form)
                        If amended report check here:

Name of Institutional Investment Manager:
Jefferson-Pilot Life Insurance Company

Business Address:
100 North Greene Street         Greensboro       NC         27401
Street                             City         State        Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
Robert A. Reed, Vice President, Secretary and
    Associate General Counsel                                    336.691.3375

ATTENTION:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greensboro and State of North Carolina on the 10th day of August, 1999.

                           Jefferson-Pilot Life Insurance Company
                           (Name of Institutional Investment Manager)

                           /s/ Robert A. Reed
                           (Manual Signature of Person Duly Authorized
                                    to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                               13F File No.:
1.
2.
3.
4.

A Form 13F is being filed on behalf of Jefferson-Pilot Life Insurance Company by Jefferson-Pilot Corporation, which owns 100 percent of the outstanding common stock of Jefferson-Pilot life Insurance Company. Jefferson-Pilot Corporation's report does cover all reportable securities held by Jefferson-Pilot Life Insurance Company.